SUPPLEMENT DATED OCTOBER 14, 2015
to

PROSPECTUS DATED APRIL 29, 2013
FOR COMPASS G

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT D

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 29, 2016, the name of the following investment option will be changed:

Current Name	New Name

MFS® Money Market Portfolio	MFS® U.S. Government Money Market Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.